Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Compensation Paid to Key Management Personnel

The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2017	2016	2015
Short-term benefits(a)	31	32	32

Post-employment benefits(b)	8	9	20

Share-based payment	15	22	14
Total recognized in profit or loss	54	63	66

(a)	Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).

(b)	In 2015, includes the expense arising from the award of a deemed ten years of service to Olivier Brandicourt.